CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY		Ordinary Shares Class A ordinary shares CNY (¥) shares		Ordinary Shares Class B ordinary shares CNY (¥) shares		Additional Paid-in Capital CNY (¥)		Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Recon Technology Ltd Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2022		¥ 19,461	[1]	¥ 2,604	[1]	¥ 516,426,799	[1]	¥ 4,148,929	¥ (111,273,525)	¥ 11,307,461	¥ 420,631,729	¥ (7,746,968)	¥ 412,884,761	$ 57,636,491
Opening Balance (in shares) at Jun. 30, 2022		1,704,766	[2]	4,100,000
Stock issuance		¥ 6,091	[1]			28,168,902	[1]				28,174,993		28,174,993	3,933,077
Stock issuance (in shares)	[2]	490,417
Restricted shares issued for services		¥ 690	[1]			5,805,150	[1]				5,805,840		5,805,840	810,464
Restricted shares issued for services (in shares)	[2]	55,556
Proceeds from Pre-Funded warrants						3,750,282	[1]				3,750,282		3,750,282	523,519
Restricted shares issued for management		¥ 690	[1]	¥ 2,089	[1]	26,188,928	[1]				26,191,707		26,191,707	3,656,221
Restricted shares issued for management (in shares)		(55,556)	[2]	3,000,000
Net loss for the year									(59,167,301)		(59,167,301)	(2,309,091)	(61,476,392)	(8,581,773)
Foreign currency translation adjustment										23,819,712	23,819,712		23,819,712	3,325,104
Ending Balance at Jun. 30, 2023		¥ 26,932	[1]	¥ 4,693	[1]	580,340,061	[1]	4,148,929	(170,440,826)	35,127,173	449,206,962	(10,056,059)	439,150,903	61,303,103
Ending Balance (in shares) at Jun. 30, 2023		2,306,295	[2]	7,100,000
Stock issuance		¥ 71,799	[1]			77,639,734	[1]				77,711,533		77,711,533	10,848,112
Stock issuance (in shares)	[2]	5,555,559
Restricted shares issued for services						1,070,143	[1]				1,070,143		1,070,143	149,386
Proceeds from Pre-Funded warrants | ¥	[1]	¥ 859				(859)
Proceeds from Pre-Funded warrants (in shares)	[2]	65,278
Restricted shares issued for management		¥ 44	[1]			22,427,638	[1]				22,427,682		22,427,682	3,130,784
Restricted shares issued for management (in shares)	[2]	60,827
Net loss for the year									(49,871,259)		(49,871,259)	(1,564,581)	(51,435,840)	(7,180,166)
Foreign currency translation adjustment										2,009,476	2,009,476		2,009,476	280,512
Ending Balance at Jun. 30, 2024		¥ 99,634	[1]	¥ 4,693	[1]	681,476,717	[1]	4,148,929	(220,312,085)	37,136,649	502,554,537	(11,620,640)	490,933,897	68,531,731
Ending Balance (in shares) at Jun. 30, 2024		7,987,959	[2]	7,100,000
Capital contribution in non-controlling interests						100,000	[1]				100,000		100,000	13,959
Additional paid-in capital from acquisition of minority interests | ¥						724,408	[1]				724,408	724,408
Restricted shares issued for management		¥ 1,914	[1]	¥ 9,345	[1]	10,268,622	[1]				10,279,881		10,279,881	1,435,016
Restricted shares issued for management (in shares)		2,639,467	[2]	12,900,000
Net loss for the year									(42,588,554)		(42,588,554)	(1,112,723)	(43,701,277)	(6,100,463)
Foreign currency translation adjustment										(3,642,754)	(3,642,754)		(3,642,754)	(508,509)
Ending Balance at Jun. 30, 2025		¥ 101,548	[1]	¥ 14,038	[1]	¥ 692,569,747	[1]	¥ 4,148,929	¥ (262,900,639)	¥ 33,493,895	¥ 467,427,518	¥ (13,457,771)	¥ 453,969,747	$ 63,371,734
Ending Balance (in shares) at Jun. 30, 2025		10,627,426	[2]	20,000,000

[1]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.
[2]	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024 and change in capital structure on March 29, 2024.